PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	£ 1,584
Property, plant and equipment including right-of-use assets at the end of the period	1,532	£ 1,584
Investment property	16	16
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	81
Property, plant and equipment including right-of-use assets at the end of the period	72	81
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	709
Property, plant and equipment including right-of-use assets at the end of the period	662	709
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	210
Property, plant and equipment including right-of-use assets at the end of the period	214	210
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	10
Property, plant and equipment including right-of-use assets at the end of the period	11	10
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	574
Property, plant and equipment including right-of-use assets at the end of the period	573	574
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	2,862	2,792
Additions	307	411
Reclassification to assets held for sale	(15)
Disposals	(300)	(358)
Other		17
Property, plant and equipment including right-of-use assets at the end of the period	2,854	2,862
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	275	268
Additions	24	21
Reclassification to assets held for sale	0
Disposals	(16)	(14)
Other		0
Property, plant and equipment including right-of-use assets at the end of the period	283	275
Cost | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	947	924
Additions	2	35
Reclassification to assets held for sale	(15)
Disposals	(20)	(20)
Other		8
Property, plant and equipment including right-of-use assets at the end of the period	914	947
Cost | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	904	890
Additions	65	47
Reclassification to assets held for sale	0
Disposals	(38)	(41)
Other		8
Property, plant and equipment including right-of-use assets at the end of the period	931	904
Cost | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	20	75
Additions	3	4
Reclassification to assets held for sale	0
Disposals	(1)	(60)
Other		1
Property, plant and equipment including right-of-use assets at the end of the period	22	20
Cost | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	716	635
Additions	213	304
Reclassification to assets held for sale	0
Disposals	(225)	(223)
Other		0
Property, plant and equipment including right-of-use assets at the end of the period	704	716
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(1,278)	(1,280)
Charge for the year	168	178
Reclassification to assets held for sale	7
Disposals	145	186
Other		(14)
Property, plant and equipment including right-of-use assets at the end of the period	(1,322)	(1,278)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(194)	(175)
Charge for the year	19	19
Reclassification to assets held for sale	0
Disposals	5	0
Other		0
Property, plant and equipment including right-of-use assets at the end of the period	(211)	(194)
Accumulated depreciation | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(238)	(227)
Charge for the year	21	21
Reclassification to assets held for sale	7
Disposals	16	12
Other		(7)
Property, plant and equipment including right-of-use assets at the end of the period	(252)	(238)
Accumulated depreciation | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(694)	(662)
Charge for the year	56	62
Reclassification to assets held for sale	0
Disposals	37	34
Other		(7)
Property, plant and equipment including right-of-use assets at the end of the period	(717)	(694)
Accumulated depreciation | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(10)	(69)
Charge for the year	2	1
Reclassification to assets held for sale	0
Disposals	1	60
Other		0
Property, plant and equipment including right-of-use assets at the end of the period	(11)	(10)
Accumulated depreciation | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(142)	(147)
Charge for the year	70	75
Reclassification to assets held for sale	0
Disposals	86	80
Other		0
Property, plant and equipment including right-of-use assets at the end of the period	(131)	(142)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	28	(8)
Accumulated impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	3	0
Accumulated impairment | Property
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	16	(5)
Accumulated impairment | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	4	(3)
Accumulated impairment | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	0	0
Accumulated impairment | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	£ 5	£ 0